Fair Value Measurements - Summary of quantitative information regarding fair value measurements of warrants (Detail) - Level 3 [Member] - yr	Mar. 31, 2021	Oct. 02, 2020
Risk-free interest rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding percentage	0.92%	0.34%
Expected term (years) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, term	5 years 29 days	5 years 6 months 25 days
Expected volatility [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding percentage	14.90%	17.40%
Exercise price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input	11.50	11.50
Fair value of Units [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input	10.03	10.00